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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

          Report for the Calendar Year or Quarter Ended 3/31/2009

If amended report check here:      [_]                    Amendment Number:
                                                                            ----

This Amendment (Check only one):   [_] is a restatement
                                   [_] adds new holding entries.

--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Global Capital Management, Inc.
--------------------------------------------------------------------------------
Business Address                    (Street)      (City)      (State)      (Zip)
One West First Avenue, Suite 100
Conshohocken Pa, 19428

13F File Number: 28-11502

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Anthony W. Soslow                President, Director               (610)567-0320
Name                                   (Title)                        (Phone)


                                               /s/ Anthony W. Soslow
                                               ---------------------------------
                                               (Manual Signature of Person Duly
                                               Authorized to Submit This Report)

                                                   Conshohocken, PA   04/01/2009
                                                     (Place and Date of Signing)

Report Type:

[X]  13F HOLDINGS REPORT.

[_]  13F NOTICE.

[_]  13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          91

Form 13F Information Table Value Total:    $367,645
                                        (thousands)

List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

   13F File No.:   Name:                     13F File No.:   Name:
   -------------   --------------------      -------------   -------------------
1. 28-                                    6.
   -------------   --------------------      -------------   -------------------
2.                                        7.
   -------------   --------------------      -------------   -------------------
3.                                        8.
   -------------   --------------------      -------------   -------------------
4.                                        9.
   -------------   --------------------      -------------   -------------------
5.                                        10.
   -------------   --------------------      -------------   -------------------

                                    FORM 13F

                                INFORMATION TABLE

                                                                         PAGE  1

--------------------------------------------------------------------------------------------------------------------------
ITEM 1                              ITEM 2  ITEM 3  ITEM 4      ITEM 5          ITEM 6          ITEM 7        ITEM 8
                                                      FAIR               INVESTMENT DISCRETION           VOTING AUTHORITY
                                     TITLE           MARKET   SHARES OF                 SHARED
NAME OF ISSUER                        OF     CUSIP   VALUE    PRINCIPAL   SOLE  SHARED  OTHER    MANA-  SOLE  SHARED  NONE
                                     CLASS  NUMBER  (x$1000)    AMOUNT     (A)    (B)     (C)    GERS    (A)    (B)    (C)
--------------------------------------------------------------------------------------------------------------------------


                                                                        4/1/2009

                                    COLUMN 2   COLUMN 3  COLUMN 4     COLUMN 5     COLUMN 6   COLUMN 7       COLUMN 8
                                    --------  ---------  --------  -------------  ----------  --------  ------------------
                                                                                                         VOTING AUTHORITY
                                    TITLE OF              VALUE    SHRS OR  PUT/  INVESTMENT    OTHER   ------------------
                                      CLASS     CUSIP    (x1000)   PRN AMT  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
                                    --------  ---------  -------   -------  ----  ----------  --------  ----  ------  ----
Aaron Rents Inc.                      Stock   2535201      3,126   117,254           Sole        N/A          Shared
                                                                                     ----
Abbot Labs                            Stock   2824100      2,303    48,284           Sole        N/A          Shared
                                                                                     ----
Aeropostale, Inc.                     Stock   7865108      6,658   250,677           Sole        N/A          Shared
Affiliated Computer Services          Stock   8190100      2,522    52,667           Sole        N/A          Shared
Allegiant Travel                      Stock   01748x102    1,176    25,864           Sole        N/A          Shared
Alliance Data Sys                     Stock   18581108     6,361   172,158           Sole        N/A          Shared
AmSurg Corp.                          Stock   03232p405    2,684   169,348           Sole        N/A          Shared
Amedisys Inc.                         Stock   023436108    5,175   188,265           Sole        N/A          Shared
American Financial Group              Stock   025932104    4,480   279,099           Sole        N/A          Shared
Amerigroup Corp.                      Stock   03073T102    6,016   218,436           Sole        N/A          Shared
AmerisourceBergen Corp.               Stock   03073E105    3,382   103,555           Sole        N/A          Shared
Ametek, Inc.                          Stock   031100100    3,184   101,830           Sole        N/A          Shared
Amgen, Inc.                           Stock   031162100    2,378    48,029           Sole        N/A          Shared
Amphenol Corp.                        Stock   032095101    2,676    93,928           Sole        N/A          Shared
Amtrust Financial Services Inc.       Stock   032359309    6,825   714,685           Sole        N/A          Shared
Atwood Oceanics                       Stock   050095108      205    12,345           Sole        N/A          Shared
Avocent Corporation                   Stock   053893103      158    13,020           Sole        N/A          Shared
Becton, Dickinson & Co                Stock   075887109    2,944    43,780           Sole        N/A          Shared
Big Lots Inc.                         Stock   89302103     5,051   243,050           Sole        N/A          Shared
Biogen Idec Inc.                      Stock   09062x103    3,693    70,446           Sole        N/A          Shared
Broadridge Financial Solutions        Stock   11133T103    6,719   361,032           Sole        N/A          Shared
Buckle, Inc.                          Stock   118440106   10,586   331,527           Sole        N/A          Shared
CF Insustries Holdings, Inc.          Stock   125269100    3,170    44,573           Sole        N/A          Shared
Cash America International, Inc.      Stock   14754d100    3,054   195,018           Sole        N/A          Shared
Colgate Palmolive Co.                 Stock   194162103    1,685    28,573           Sole        N/A          Shared
Conagra Foods                         Stock   205887102    3,866   229,173           Sole        N/A          Shared
Conoco Phillips                       Stock   20825c104    2,201    56,218           Sole        N/A          Shared
Cooper Companies                      Stock   216648402      233     8,820           Sole        N/A          Shared
Deckers Outdoor Corp.                 Stock   243537107    5,474   103,208           Sole        N/A          Shared
Devon Energy Corp.                    Stock   25179m103    1,715    38,385           Sole        N/A          Shared
Dollar Tree Stores Inc.               Stock   256746108    6,197   139,110           Sole        N/A          Shared
EZCORP, Inc.                          Stock   302301106   10,536   910,601           Sole        N/A          Shared
Endo Pharmaceuticals Holdings Inc.    Stock   29264f205    9,540   539,599           Sole        N/A          Shared
Energen Corp.                         Stock   29265N108    3,456   118,632           Sole        N/A          Shared
Ensco International, Inc.             Stock   26874q100    3,057   115,809           Sole        N/A          Shared
FMC Corp.                             Stock   302491303    3,181    73,731           Sole        N/A          Shared
FML Group Inc.                        Stock   302571104    3,101    61,119           Sole        N/A          Shared
Family Dollar Stores                  Stock   307000109    6,145   184,142           Sole        N/A          Shared
Forest Lab Inc.                       Stock   345838106    3,233   147,216           Sole        N/A          Shared
Fossil, Inc.                          Stock   349882100    6,827   434,867           Sole        N/A          Shared


Freeport-McMoRan Copper& Gold         Stock   35671D857    3,026    79,403           Sole        N/A          Shared
Gardner Denver Inc.                   Stock   365558105    4,237   194,883           Sole        N/A          Shared
General Dynamics                      Stock   369550108    3,001    72,150           Sole        N/A          Shared
Global Payments Inc.                  Stock   37940X102    2,163    64,750           Sole        N/A          Shared
Gulfmark Offshore Inc.                Stock   402269109      221     9,260           Sole        N/A          Shared
HCC Insurance Holdings                Stock   404132102    3,474   137,914           Sole        N/A          Shared
Harris Corporation                    Stock   413875105    2,103    72,654           Sole        N/A          Shared
Haynes International Inc.             Stock   420877201    2,306   129,398           Sole        N/A          Shared
Hewlett Packard                       Stock   428236103    2,527    78,823           Sole        N/A          Shared
Insite Vision Inc.                    Stock   457660108       42   212,461           Sole        N/A          Shared
Insituform Technologies Inc.          Stock   457667103      228    14,580           Sole        N/A          Shared
International Business Machines       Stock   459200101    4,416    45,574           Sole        N/A          Shared
JDA Software Group Inc.               Stock   46612k108      134    11,615           Sole        N/A          Shared
Jos. A Bank Clothiers, Inc.           Stock   480838101    6,727   241,879           Sole        N/A          Shared
Kimberly-Clark                        Stock   494368103    1,700    36,873           Sole        N/A          Shared
Kirby Corp.                           Stock   497266106    3,332   125,063           Sole        N/A          Shared
Knight Capital                        Stock   499005106    8,193   555,843           Sole        N/A          Shared
Lufkin Industries Inc.                Stock   549764108    2,282    60,247           Sole        N/A          Shared
McDonalds                             Stock   580135101    1,930    35,365           Sole        N/A          Shared
Murphy Oil                            Stock   626717102    2,560    57,188           Sole        N/A          Shared
National Oilwell Varco                Stock   637071101    1,337    46,555           Sole        N/A          Shared
Nike Inc. Cl. B                       Stock   654106103    2,505    53,413           Sole        N/A          Shared
Noble Corp.                           Stock   G65422100    2,862   118,821           Sole        N/A          Shared
Nokia Corporation                     Stock   654902204    1,850   158,565           Sole        N/A          Shared
Northwest Pipe Co.                    Stock   667746101      213     7,489           Sole        N/A          Shared
Oil States Int'l                      Stock   678026105    2,395   178,493           Sole        N/A          Shared
Omnicare                              Stock   681904108   10,684   436,267           Sole        N/A          Shared
Open Text Corp.                       Stock   683715106   11,815   343,070           Sole        N/A          Shared
OptionsXpress Holdings, Inc.          Stock   684010101    1,950   171,073           Sole        N/A          Shared
Pacer International                   Stock   69373h106    1,504   429,684           Sole        N/A          Shared
PepsiAmericas Inc.                    Stock   71343p200    2,566   148,780           Sole        N/A          Shared
Petmed Express Inc.                   Stock   716382106      218    13,245           Sole        N/A          Shared
Portland General Electric Co.         Stock   736508847      192    10,895           Sole        N/A          Shared
QLogic Corp.                          Stock   747277101    3,092   278,070           Sole        N/A          Shared
Ralcorp Holdings                      Stock   751028101    2,884    53,530           Sole        N/A          Shared
Sigma Aldrich                         Stock   826552101    3,102    82,083           Sole        N/A          Shared
Southwest Airlines                    Stock   844741108    3,163   499,688           Sole        N/A          Shared
Stancorp Financial                    Stock   852891100    2,986   131,063           Sole        N/A          Shared
Stifel Financial Corp.                Stock   860630102    2,968    68,540           Sole        N/A          Shared
Sunoco Inc.                           Stock   86764p109    2,327    87,878           Sole        N/A          Shared
Synnex Corporation                    Stock   87162w100    5,811   295,426           Sole        N/A          Shared
Syntel, Inc.                          Stock   87162h103    3,262   158,489           Sole        N/A          Shared
Terra Industries                      Stock   880915103    4,918   175,090           Sole        N/A          Shared
The J. M. Smucker Company             Stock   832696405    2,146    57,574           Sole        N/A          Shared
Triumph Group Inc.                    Stock   896818101      275     7,190           Sole        N/A          Shared
True Religion Apparel Inc.            Stock   89784N104    3,551   300,656           Sole        N/A          Shared


United Technologies                   Stock   913017109    2,218    51,609           Sole        N/A          Shared
Universal Corp.                       Stock   913456109      215     7,200           Sole        N/A          Shared
Universal Health Services Inc.        Stock   913903100    3,408    88,884           Sole        N/A          Shared
Varian Medical Systems                Stock   92220p105    2,574    84,556           Sole        N/A          Shared
World Fuel Services                   Stock   981475106    6,842   216,323           Sole        N/A          Shared
j2 Global Communications Inc.         Stock   46626E205    1,680    76,770           Sole        N/A          Shared